PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Depletion and depreciation	$ 37,286	$ 73,093	$ 120,459	$ 161,988	$ 105,503	$ 60,479